Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]	Own Funds Template (incl. RWA and capital ratios) Dec 31, 2022 ³ Dec 31, 2021 in € m. CRR/CRD CRR/CRD fully loaded CRR/CRD Common Equity Tier 1 (CET 1) capital: instruments and reserves Capital instruments, related share premium accounts and other reserves 45,458 45,864 45,864 Retained earnings 12,305 10,506 10,506 Accumulated other comprehensive income (loss), net of tax (1,314) (444) (444) Independently reviewed interim profits net of any foreseeable charge or dividend1 4,183 1,379 1,379 Other 1,002 910 910 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 61,634 58,215 58,215 Common Equity Tier 1 (CET 1) capital: regulatory adjustments Additional value adjustments (negative amount) (2,026) (1,812) (1,812) Other prudential filters (other than additional value adjustments) 600 (14) (14) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,024) (4,897) (4,897) Deferred tax assets that rely on future profitability excluding those arising fromtemporary differences (net of related tax liabilities where the conditions in Art. 38 (3)CRR are met) (negative amount) (3,244) (1,466) (1,466) Negative amounts resulting from the calculation of expected loss amounts (466) (573) (573) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,149) (991) (991) Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount) (0) 0 0 Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount) 0 0 0 Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount) 0 (151) (151) Other regulatory adjustments2 (2,225) (1,805) (1,805) Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital (13,536) (11,709) (11,709) Common Equity Tier 1 (CET 1) capital 48,097 46,506 46,506 Additional Tier 1 (AT1) capital: instruments Capital instruments and the related share premium accounts 8,578 8,328 8,328 Amount of qualifying items referred to in Art. 484 (4) CRR and the related sharepremium accounts subject to phase out from AT1 0 N/M 600 Additional Tier 1 (AT1) capital before regulatory adjustments 8,578 8,328 8,928 Additional Tier 1 (AT1) capital: regulatory adjustments Direct, indirect and synthetic holdings by an institution of own AT1 instruments(negative amount) (60) (60) (60) Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR Other regulatory adjustments 0 0 0 Total regulatory adjustments to Additional Tier 1 (AT1) capital (60) (60) (60) Additional Tier 1 (AT1) capital 8,518 8,268 8,868 Tier 1 capital (T1 = CET 1 + AT1) 56,616 54,775 55,375 Tier 2 (T2) capital 9,531 7,328 7,358 Total capital (TC = T1 + T2) 66,146 62,102 62,732 Total risk-weighted assets 360,003 351,629 351,629 Capital ratios Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets) 13.4 13.2 13.2 Tier 1 capital ratio (as a percentage of risk-weighted assets) 15.7 15.6 15.7 Total capital ratio (as a percentage of risk-weighted assets) 18.4 17.7 17.8 N/M – Not meaningful 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.2 billion (Dec 2021: € 1.1 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 1.0 billion (Dec 2021: € 0.7 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 7.4 million (Dec 2021:€ 17 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 decrease of € 14.7 million (Dec 2021:€ 39 million) from IFRS 9 transitional provision as per Article 473a of the CRR 3 Starting with the first quarter of 2022, information is presented as reported as the fully loaded definition has been eliminated as resulting only in an immaterial difference; comparative information for earlier periods is unchanged and based on Deutsche Bank’s earlier fully loaded definition 4 Numbers may not add up due to rounding
Reconciliation of Shareholders Equity to Regulatory Capital [text block table]	Reconciliation of shareholders’ equity to Own Funds CRR/CRD in € m. Dec 31, 2022 Dec 31, 2021 Total shareholders’ equity per accounting balance sheet (IASB IFRS) 61,772 58,096 Difference between equity per IASB IFRS / EU IFRS³ 187 (68) Total shareholders’ equity per accounting balance sheet (EU IFRS) 61,959 58,027 Deconsolidation/Consolidation of entities 29 265 Of which: Additional paid-in capital 0 0 Retained earnings 29 265 Accumulated other comprehensive income (loss), net of tax 0 0 Total shareholders' equity per regulatory balance sheet 61,988 58,292 Minority Interests (amount allowed in consolidated CET 1) 1,002 910 AT1 coupon and shareholder dividend deduction1 (1,342) (987) Capital instruments not eligible under CET 1 as per CRR 28(1) (22) 0 (14) 0 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 61,634 58,215 Additional value adjustments (2,026) (1,812) Other prudential filters (other than additional value adjustments) 600 (14) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,024) (4,897) Deferred tax assets that rely on future profitability (3,244) (1,617) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,149) (991) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entitieswhere the institution has a significant investment in those entities 0 0 Other regulatory adjustments2 (2,691) (2,378) Common Equity Tier 1 capital⁴ 48,097 46,506 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.2 billion (Dec 2021: € 1.1 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 1.0 billion (Dec 2021: € 0.7 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 7.4 million (Dec 2021: € 17 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 decrease of € 14.7 million(Dec 2021:€ 39 million) from IFRS 9 transitional provision as per Article 473a of the CRR 3 Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020. 4 Numbers may not add up due to rounding